Law Office

Stradley, Ronon, Stevens & Young, LLP 2600 One Commerce Square Philadelphia, Pennsylvania 19103-7098 (215) 564-8000

1933 Act Rule 497(j) 1933 Act File No. 333-104218 1940 Act File No. 811-21328

Direct Dial: (215) 564-8048

May 5, 2009

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: SMA Relationship Trust (the “Registrant”)
           SEC File Nos. 333-104218 and 811-21328
Rule 497(j) filing

Dear Sir or Madam:

     On behalf of the Registrant, pursuant to Rule 497(j) under Section 6 of the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 16/18 filed electronically with the U.S. Securities and Exchange Commission on April 30, 2009.

     Please direct any questions or comments relating to this certification to me at the above phone number.

Very truly yours, /s/ Jana L. Cresswell Jana L. Cresswell